Annual Total Returns [BarChart] - iShares Government/Credit Bond ETF - iShares Government/Credit Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	8.50%
Annual Return 2012	4.55%
Annual Return 2013	(2.56%)
Annual Return 2014	5.81%
Annual Return 2015	0.05%
Annual Return 2016	2.77%
Annual Return 2017	3.84%
Annual Return 2018	(0.61%)
Annual Return 2019	9.59%
Annual Return 2020	8.61%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -4.38%.